Related Party Transactions (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Sep. 01, 2019
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business	$ 0	$ 40
Property, plant and equipment	6,142	4,883
Lease Liabilities	$ 1,270	1,324	$ 1,324
Shaw Family Living Trust [Member]
Disclosure of transactions between related parties [line items]
Shares	17,562,400
Ownership	79.00%
Lease Liabilities	$ 1
Noncore Property [Member] [Member]
Disclosure of transactions between related parties [line items]
Proceeds on sale of non-core business		45
Property, plant and equipment		4
Gain on sale of property		41
Director [Member]
Disclosure of transactions between related parties [line items]
Collection, installation and maintenance services	2	2
Purchases	10	12
Network fees	27	27
Corus [Member]
Disclosure of transactions between related parties [line items]
Network fees	121	127
Accounts payable and accrued liabilities	21	11
Advertising fees	6	5
Administrative fees	1	1
Administrative, advertising and other services	1	1
Uplink of television signals	5	8
Internet services and lease of circuits	6	6
Regulatory requirement fees	13	14
Burrard Landing Lot 2 Holding Partnership [Member]
Disclosure of transactions between related parties [line items]
Leases as lessee	11	$ 10
Burrard Landing Lot 2 Holding Partnership [Member] | Office Space Lease [Member]
Disclosure of transactions between related parties [line items]
Lease Liabilities	$ 67